RIVERNORTH CORE OPPORTUNITY FUND SUMMARY SECTION
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverNorth Core Opportunity Fund	RiverNorth Core Opportunity Fund
Redemption fee (as a percentage of the amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverNorth Core Opportunity Fund	RiverNorth Core Opportunity Fund
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.20%
Acquired fund fees and expenses	0.94%
Total annual fund operating expenses	2.39%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverNorth Core Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
RiverNorth Core Opportunity Fund	242	745	1,275	2,722

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's adviser will allocate the Fund's investments among equities, fixed income securities, and cash and cash equivalents. The adviser may allocate to the various asset classes either through the purchase of closed-end investment companies and exchange traded funds ("ETFs" and collectively, "Underlying Funds") or through direct investment in the various securities. The adviser considers a number of factors when making these allocations, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, fixed income securities and cash and cash equivalents will vary. However, the adviser expects that, under normal circumstances, approximately 40%-80% of the Fund's assets will be allocated to equity related securities, without regard to market capitalization, style and sector. Fixed income related securities of any maturity and credit quality are expected to comprise, under normal circumstances, approximately 20%-60% of the Fund's investment portfolio, which may include investments in debt securities rated below investment grade. The Fund does not expect to directly invest in securities rated below B- by Moody's Investor Services, Inc., (commonly referred to as "junk bonds"), although it may invest in Underlying Funds that hold securities rated below B- or that are in default.

To achieve exposure to the asset classes discussed above, the Fund will typically invest more than 50% of its assets in Underlying Funds. The remaining portion of the Fund's assets will be invested in individual equity and fixed income securities and alternative assets, such as real estate investment trusts ("REITs"), limited partnerships and structured securities, such as collateralized mortgage and debt obligations. REITs are companies that invest in real estate either directly or through mortgage securities. Collateralized mortgage obligations are securities that are backed by a pool of mortgage instruments and collateralized debt obligations are securities backed by a pool of bonds, debt or other assets. The Fund may invest directly in exchange-traded notes ("ETNs"), which are debt securities whose returns are linked to a particular index. The Fund may also invest in structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing American Depositary Receipts ("ADRs"). The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. The Fund may also seek to realize additional gains or hedge investments by selling a security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may liquidate positions in order to change the Fund's asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security. Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's target price.

The Fund may invest without limitation in interest rate, index, total return, currency and credit default swap agreements. A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another based on a specified principal amount. Swaps are typically used to limit or manage exposure to fluctuations in interest rates, currency exchange rates or potential defaults by credit issuers. The Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty. The Fund may use its own net asset value as the underlying asset in a total return swap. The adviser utilizes a total return swap using the Fund's return as the underlying asset in order for the Fund's cash positions allocated to the swap to share in similar investment returns at the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities.

PRINCIPAL RISKS

All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are some specific risks of investing in the Fund.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in money market funds, ETFs, closed-end funds, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Underlying Funds in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the Underlying Funds. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Emerging Markets Risk. In addition to all the risk associated with Foreign Investment Risk discussed below, countries with emerging markets may have relatively unstable governments, social, financial and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets.

Exchange-Traded Note Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund's right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield securities, also known as "junk bonds." Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Junk bonds provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

REIT Risk. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. Generally the short sales in which the Fund may invest will not be "against the box," meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Smaller Company Risk. Smaller companies, typically those with market capitalizations of  $1 billion or less, involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, and the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Swap Risk. The Fund may invest in interest rate, index, total return, currency and credit default swap agreements. The degree to which the Fund may invest in these instruments is not limited. All of these agreements are considered derivatives. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the adviser. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase Fund exposure to credit risk and could result in losses if the adviser does not correctly evaluate the creditworthiness of the company or government on which the credit default swap is based. The use of swaps may not always be successful; using them could lower the Fund's total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a Fund's initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a Fund's investment at a reasonable price, which could turn an expected gain into a loss.

PERFORMANCE

The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorthFunds.com or by calling 1.888.848-7569.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd quarter, 2009, 22.84%
Worst Quarter:	3rd quarter, 2008, -15.04%

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns - RiverNorth Core Opportunity Fund	1 Year	Since Inception	Inception Date
RiverNorth Core Opportunity Fund	17.50%	8.56%	Dec 27, 2006
RiverNorth Core Opportunity Fund Return After Taxes on Distributions	16.45%	7.33%	Dec 27, 2006
RiverNorth Core Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	11.38%	6.59%	Dec 27, 2006
RiverNorth Core Opportunity Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(0.80%)
RiverNorth Core Opportunity Fund Blend Index (reflects no deduction for fees, expenses, or taxes)	12.13%	2.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

The Blend Index consists of 60% S&P 500 and 40% Barclays Capital U.S. Aggregate Bond Index ("Barclays Index"). The Barclays Index measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Barclay Index assumes reinvestment of all distributions. The Blend Index is representative of a broader market and range of securities than are found in the Fund's portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	RiverNorth Funds
Central Index Key	dei_EntityCentralIndexKey	0001370177
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
RiverNorth Core Opportunity Fund | RiverNorth Core Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of the amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
1 Year	rr_ExpenseExampleYear01	242
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,722
Annual Return 2007	rr_AnnualReturn2007	9.67%
Annual Return 2008	rr_AnnualReturn2008	(27.55%)
Annual Return 2009	rr_AnnualReturn2009	48.91%
Annual Return 2010	rr_AnnualReturn2010	17.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
1 Year	rr_AverageAnnualReturnYear01	17.50%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2006
RiverNorth Core Opportunity Fund | RiverNorth Core Opportunity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2006
RiverNorth Core Opportunity Fund | RiverNorth Core Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2006
RiverNorth Core Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERNORTH CORE OPPORTUNITY FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser will allocate the Fund's investments among equities, fixed income securities, and cash and cash equivalents. The adviser may allocate to the various asset classes either through the purchase of closed-end investment companies and exchange traded funds ("ETFs" and collectively, "Underlying Funds") or through direct investment in the various securities. The adviser considers a number of factors when making these allocations, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, fixed income securities and cash and cash equivalents will vary. However, the adviser expects that, under normal circumstances, approximately 40%-80% of the Fund's assets will be allocated to equity related securities, without regard to market capitalization, style and sector. Fixed income related securities of any maturity and credit quality are expected to comprise, under normal circumstances, approximately 20%-60% of the Fund's investment portfolio, which may include investments in debt securities rated below investment grade. The Fund does not expect to directly invest in securities rated below B- by Moody's Investor Services, Inc., (commonly referred to as "junk bonds"), although it may invest in Underlying Funds that hold securities rated below B- or that are in default.

To achieve exposure to the asset classes discussed above, the Fund will typically invest more than 50% of its assets in Underlying Funds. The remaining portion of the Fund's assets will be invested in individual equity and fixed income securities and alternative assets, such as real estate investment trusts ("REITs"), limited partnerships and structured securities, such as collateralized mortgage and debt obligations. REITs are companies that invest in real estate either directly or through mortgage securities. Collateralized mortgage obligations are securities that are backed by a pool of mortgage instruments and collateralized debt obligations are securities backed by a pool of bonds, debt or other assets. The Fund may invest directly in exchange-traded notes ("ETNs"), which are debt securities whose returns are linked to a particular index. The Fund may also invest in structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing American Depositary Receipts ("ADRs"). The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. The Fund may also seek to realize additional gains or hedge investments by selling a security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may liquidate positions in order to change the Fund's asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security. Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's target price.

The Fund may invest without limitation in interest rate, index, total return, currency and credit default swap agreements. A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another based on a specified principal amount. Swaps are typically used to limit or manage exposure to fluctuations in interest rates, currency exchange rates or potential defaults by credit issuers. The Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty. The Fund may use its own net asset value as the underlying asset in a total return swap. The adviser utilizes a total return swap using the Fund's return as the underlying asset in order for the Fund's cash positions allocated to the swap to share in similar investment returns at the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are some specific risks of investing in the Fund.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in money market funds, ETFs, closed-end funds, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Underlying Funds in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the Underlying Funds. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Emerging Markets Risk. In addition to all the risk associated with Foreign Investment Risk discussed below, countries with emerging markets may have relatively unstable governments, social, financial and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets.

Exchange-Traded Note Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund's right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield securities, also known as "junk bonds." Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Junk bonds provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

REIT Risk. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. Generally the short sales in which the Fund may invest will not be "against the box," meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Smaller Company Risk. Smaller companies, typically those with market capitalizations of  $1 billion or less, involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, and the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Swap Risk. The Fund may invest in interest rate, index, total return, currency and credit default swap agreements. The degree to which the Fund may invest in these instruments is not limited. All of these agreements are considered derivatives. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the adviser. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase Fund exposure to credit risk and could result in losses if the adviser does not correctly evaluate the creditworthiness of the company or government on which the credit default swap is based. The use of swaps may not always be successful; using them could lower the Fund's total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a Fund's initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a Fund's investment at a reasonable price, which could turn an expected gain into a loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are some specific risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorthFunds.com or by calling 1.888.848-7569.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.888.848-7569
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RiverNorthFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd quarter, 2009, 22.84%
Worst Quarter:	3rd quarter, 2008, -15.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

The Blend Index consists of 60% S&P 500 and 40% Barclays Capital U.S. Aggregate Bond Index ("Barclays Index"). The Barclays Index measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Barclay Index assumes reinvestment of all distributions. The Blend Index is representative of a broader market and range of securities than are found in the Fund's portfolio.

RiverNorth Core Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
RiverNorth Core Opportunity Fund | Blend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%